Financial instruments (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current trade payables
Financial instruments
Financial liabilities	€ 2,148	€ 2,797
Current financial liabilities
Financial instruments
Financial liabilities	1,110	11,290
Financial liabilities, at fair value	1,156	10,858
Current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	1,156	10,858
Current long term debt
Financial instruments
Financial liabilities	750	10,864
Financial liabilities, at fair value	1,156	10,858
Current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	1,156	10,858
Current lease liability
Financial instruments
Financial liabilities	360	426
Non-current financial liabilities
Financial instruments
Financial liabilities	24,983	9,866
Financial liabilities, at fair value	27,635	6,148
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	27,635	6,148
Non-current long term debt
Financial instruments
Financial liabilities	21,871	6,682
Financial liabilities, at fair value	27,635	6,148
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	27,635	6,148
Non-current lease liability
Financial instruments
Financial liabilities	3,112	3,184
Financial liabilities measured at amortized cost | Current trade payables
Financial instruments
Financial liabilities	2,148	2,797
Financial liabilities measured at amortized cost | Current financial liabilities
Financial instruments
Financial liabilities	750	10,864
Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities	750	10,864
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	21,871	6,682
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	21,871	6,682
Current cash and cash equivalents
Financial instruments
Financial assets	6,451	4,368
Current financial assets
Financial instruments
Financial assets	4,295	7,408
Financial assets, at fair value		6,945
Current financial assets | Level One
Financial instruments
Financial assets, at fair value		6,945
Bond funds
Financial instruments
Financial assets	875	3,667
Financial assets, at fair value	875	3,667
Bond funds | Level One
Financial instruments
Financial assets, at fair value	875	3,667
Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
Financial assets, at fair value	2,000	2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value	2,000	2,000
Current note receivable
Financial instruments
Financial assets		1,278
Financial assets, at fair value		1,278
Current note receivable | Level One
Financial instruments
Financial assets, at fair value		1,278
Restricted Cash
Financial instruments
Financial assets	1,420	463
Trade and other receivables
Financial instruments
Financial assets	4,289	5,915
Non-current financial assets
Financial instruments
Financial assets	2,852	2,279
Financial assets, at fair value	2,852	2,019
Non-current financial assets | Level Two
Financial instruments
Financial assets, at fair value	2,847	2,014
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value	5	5
Non-current derivative financial instruments
Financial instruments
Financial assets	2,847	2,274
Financial assets, at fair value	2,847	2,014
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	2,847	2,014
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	5
FVTPL | Current financial assets
Financial instruments
Financial assets	2,875	6,945
FVTPL | Bond funds
Financial instruments
Financial assets	875	3,667
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
FVTPL | Current note receivable
Financial instruments
Financial assets		1,278
FVTPL | Non-current financial assets
Financial instruments
Financial assets	2,847	2,274
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	2,847	2,274
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortised cost | Current cash and cash equivalents
Financial instruments
Financial assets	6,451
Financial liabilities		4,368
Assets at amortised cost | Current financial assets
Financial instruments
Financial assets	1,420
Financial liabilities		463
Assets at amortised cost | Restricted Cash
Financial instruments
Financial assets	1,420
Financial liabilities		463
Assets at amortised cost | Trade and other receivables
Financial instruments
Financial assets	€ 4,289
Financial liabilities		€ 5,915